Derivative Instruments (Offsetting Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Offsetting of Financial Assets, Derivatives
Gross Amounts of Recognized Financial Instruments	$ 7,685,050	$ 7,086,534
Gross Amounts Offset in the Consolidated Statement of Financial Position	(7,637,939)	(6,818,009)
Net Amounts Presented in the Consolidated Statement of Financial Position	47,111	268,525
Financial Instruments/Collateral	0	0
Net Amount	47,111	268,525
Securities purchased under agreements to resell
Gross Amounts of Recognized Financial Instruments	290,000	185,000
Gross Amounts Offset in the Consolidated Statement of Financial Position	0	0
Net Amounts Presented in the Consolidated Statement of Financial Position	290,000	185,000
Financial Instruments/Collateral	(290,000)	(185,000)
Net Amount	0	0
Total Assets
Gross Amounts of Recognized Financial Instruments	7,975,050	7,271,534
Gross Amounts Offset in the Consolidated Statement of Financial Position	(7,637,939)	(6,818,009)
Net Amounts Presented in the Consolidated Statement of Financial Position	337,111	453,525
Financial Instruments/Collateral	(290,000)	(185,000)
Net Amount	47,111	268,525
Offsetting of Financial Liabilities, Derivatives
Gross Amounts of Recognized Financial Instruments	18,654,072	12,573,983
Gross Amounts Offset in the Consolidated Statement of Financial Position	(16,568,912)	(12,568,082)
Net Amounts Presented in the Consolidated Statement of Financial Position	2,085,160	5,901
Financial Instruments/Collateral	(2,085,160)	(5,901)
Net Amount	0	0
Securities sold under agreements to repurchase
Gross Amounts of Recognized Financial Instruments	0	0
Gross Amounts Offset in the Consolidated Statement of Financial Position	0	0
Net Amounts Presented in the Consolidated Statement of Financial Position	0	0
Financial Instruments/Collateral	0	0
Net Amount	0	0
Total Liabilities
Gross Amounts of Recognized Financial Instruments	18,654,072	12,573,983
Gross Amounts Offset in the Consolidated Statement of Financial Position	(16,568,912)	(12,568,082)
Net Amounts Presented in the Consolidated Statement of Financial Position	2,085,160	5,901
Financial Instruments/Collateral	(2,085,160)	(5,901)
Net Amount	$ 0	$ 0